SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - shares	1 Months Ended
	Jul. 27, 2021	Jul. 26, 2021	Jul. 22, 2021
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-2
Alpha Capital Anstalt [Member]
Subsequent Event [Line Items]
Conversion of preferred shares into ordinary shares		670,789	125,000
Securityholders Of Sharplink [Member]
Subsequent Event [Line Items]
Ownership percentage	86.00%
Prior MTS Shareholders [Member]
Subsequent Event [Line Items]
Ownership percentage	14.00%